Employee benefit obligations - Mortality assumptions (Details) - Defined benefit plan	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
United States
Assumptions and sensitivities
Life expectancy, current pensioners	21 years	22 years
Life expectancy, future pensioners	23 years	23 years
Germany
Assumptions and sensitivities
Life expectancy, current pensioners	22 years	22 years
Life expectancy, future pensioners	24 years	24 years
United Kingdom
Assumptions and sensitivities
Life expectancy, current pensioners	21 years	20 years
Life expectancy, future pensioners	22 years	21 years